CONDENSED CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011
Assets [Abstract]
Cash and Due from Banks	$ 35,266	$ 52,715
Interest-bearing Deposits in Banks and Other Financial Institutions	5,882	6,490
Federal funds sold	64,425	67,535
Securities:
- Available for sale, at fair value	107,330	114,258
- Held-to-maturity	165,464	167,225
Loans - net	1,344,268	1,276,426
Premises and equipment - net	16,015	16,101
Accrued interest receivable	7,404	6,627
Federal Home Loan Bank stock and Federal Reserve Bank stock	2,656	2,656
Goodwill	15,810	15,810
Intangible assets	6,584	6,787
Prepaid FDIC Assessment	3,647	3,905
Other assets	24,631	24,935
Total Assets	1,799,382	1,761,470
Deposits:
Demand Non-interest bearing	232,257	227,284
Demand-interest bearing	183,592	175,409
Savings and money market	772,572	745,713
Time	395,104	398,204
Total deposits	1,583,525	1,546,610
Borrowings	0	0
Junior subordinated debentures	51,547	51,547
Accrued interest payable and other liabilities	27,375	27,533
Total Liabilities	1,662,447	1,625,690
Stockholders' Equity:
Preferred stock	0	0
Common stock	9,732	9,732
Additional paid-in-capital	8,834	8,834
Retained earnings	121,373	120,675
Treasury stock	(4,912)	(4,912)
Accumulated other comprehensive income, net	(1,040)	(1,455)
Total Stockholder's Equity	133,987	132,874
Non-controlling interests	2,948	2,906
Total Equity	136,935	135,780
Total Liabilities and Stockholders' Equity	$ 1,799,382	$ 1,761,470